Leases	12 Months Ended
May 27, 2012
Leases [Abstract]
Leases
LEASES
An analysis of rent expense incurred related to restaurants in continuing operations is as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Restaurant minimum rent	$130.9	$120.6	$111.7
Restaurant percentage rent	5.6	5.3	5.1
Restaurant rent averaging expense	12.9	11.1	10.0
Transportation equipment	3.5	3.2	3.3
Office equipment	0.6	0.4	0.8
Office space	1.0	0.9	4.5
Warehouse space	0.6	0.5	0.5
Total rent expense	$155.1	$142.0	$135.9

The annual future lease commitments under capital lease obligations and noncancelable operating leases, including those related to restaurants reported as discontinued operations, for each of the five fiscal years subsequent to May 27, 2012 and thereafter is as follows:

(in millions)
Fiscal Year	Capital	Operating
2013	$5.2	$151.5
2014	5.4	142.0
2015	5.5	130.0
2016	5.6	114.5
2017	5.8	96.3
Thereafter	67.2	302.5
Total future lease commitments	$94.7	$936.8
Less imputed interest (at 6.5%)	(38.7)
Present value of future lease commitments	$56.0
Less current maturities	(1.6)
Obligations under capital leases, net of current maturities	$54.4